Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Current balances in banks	₪ 92	₪ 56
Demand deposits	627	950
Cash and cash equivalents	₪ 719	₪ 1,006	₪ 1,202	₪ 527